Revenue Recognition - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue from Related Parties					$ 89,200	$ 53,400	$ 11,800
Deferred revenue	$ 34,447		$ 34,447		31,983	25,139
Revenue from Related Parties	33,700	$ 26,300	84,500	$ 64,300
Deferred Revenue, Revenue Recognized	$ 1,900	$ 1,200	$ 13,600	$ 7,200	$ 16,200
Deferred revenue, recognized period					next seven years
Minimum
Disaggregation of Revenue [Line Items]
Stamp Expiration Term					2 years
Credits Expiration Term					2 years
Maximum
Disaggregation of Revenue [Line Items]
Stamp Expiration Term					3 years
Credits Expiration Term					4 years
Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Deferred revenue							$ 6,000
Deferred Revenue, Revenue Recognized						$ 3,300